Business combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business combinations1 [Abstract]
Schedule of net assets acquired
The following table details the euro equivalent consideration and the fair values of assets acquired and liabilities assumed:

Total
€ million
Intangible assets	478
Property, plant and equipment	1,084
Investment property	46
Other non-current assets	56
Inventories	228
Amounts receivable from related parties	25
Trade accounts receivable	75
Other current assets	47
Cash and cash equivalents	19
Borrowings, less current portion	(6)
Employee benefit liabilities	(15)
Non-current provisions	(29)
Non-current tax liabilities	(6)
Deferred tax liabilities	(170)
Other non-current liabilities	(21)
Current portion of borrowings	(63)
Current provisions	(29)
Current tax liabilities	(23)
Amounts payable to related parties	(55)
Trade and other payables	(372)
Net identifiable assets acquired	1,269
Non-controlling interest	(2)
Goodwill	276
Fair value of consideration	1,543